Income taxes - Temporary differences, unused tax credits and unused tax losses not included in statements of financial position (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Canada
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	$ 66,240,000	$ 52,621,000
USA
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	10,658,000	7,430,000
Australia
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	915,000	662,000
Equipment and license
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	2,814,000	2,310,000
R&D under Section 174
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	7,179,000	5,649,000
US R&D tax credit
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	574,000
Share issue costs and financing fee
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	1,919,000	2,117,000
SRED pool
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	7,319,000	6,726,000
Federal SRED ITC
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	1,090,000	992,000
BC SRED ITC
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	543,000	470,000
Non-capital losses available for future periods
Income taxes
Temporary differences, unused tax credits and unused tax losses not included in statements of financial position	$ 77,813,000	$ 60,713,000